Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2020
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Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS
Cash and deposits with banks at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Cash	¥844,886	¥1,062,952
Deposits with banks	61,626,567	56,700,489

Total cash and deposits with banks	¥62,471,453	¥57,763,441

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2020, 2019 and 2018 is shown as follows:

	At March 31,
	2020	2019	2018
	(In millions)
Cash and deposits with banks	¥62,471,453	¥57,763,441	¥54,696,069
Less: term deposits with original maturities over three months	(532,703)	(532,784)	(627,837)
Less: cash segregated as deposits and others	(735,209)	(514,128)	(667,099)
Add: cash and cash equivalents included in assets held for sale	—	—	15,323

Cash and cash equivalents	¥61,203,541	¥56,716,529	¥53,416,456

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2020, 2019 and 2018, the reserve funds required to be maintained by the Group, which were included in cash and cash equivalents, amounted to ¥1,705,352 million, ¥1,784,466 million and ¥1,689,340 million, respectively.